Cover	Apr. 15, 2026
Cover [Abstract]
Entity Registrant Name	Dynamic Aerospace Systems Corporation
Entity Central Index Key	0001854526
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 15, 2026
Entity Ex Transition Period	false
Entity File Number	000-56399
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	3753 Plaza Dr
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	734
Local Phone Number	773-3776
Security 12b Title	Common Stock
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false